Loan Servicing - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Transfers and Servicing of Financial Assets [Abstract]
Serviced sold mortgage loans	$ 1,371,000	$ 1,330,000	$ 1,276,000
Serviced sold mortgage loans with recourse	3,000	4,100	5,400
Mortgage loans sold with recourse, reserve	$ 270	$ 300
Mortgage servicing rights, discount rate	13.00%	13.00%
Servicing fees included in other service income	$ 3,500	$ 3,400	$ 3,400
Minimum
Transfers and Servicing of Financial Assets [Abstract]
Mortgage servicing rights, constant prepayment speeds	6.50%	6.20%
Maximum
Transfers and Servicing of Financial Assets [Abstract]
Mortgage servicing rights, constant prepayment speeds	17.10%	16.80%
Mortgages [Member]
Servicing Assets at Fair Value [Line Items]
Servicing Asset at Amortized Cost, Fair Value	$ 9,692	$ 9,299